Property and Equipment, Net - Narrative (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation	$ 553,000	$ 164,000	$ 996,000	$ 243,000	$ 861,000	$ 101,000	$ 12,000
Interest costs capitalized	$ (23,186)	$ (40,687)	$ (36,278)	$ (72,864)	$ (159,017)	$ (41,376)	$ (343)